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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                             PLATINUM INVESTOR(SM)
   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                       SUPPLEMENT DATED DECEMBER 1, 2000
                                       TO
                       PROSPECTUS DATED NOVEMBER 1, 2000

Effective November 29, 2000, American General Life Insurance Company is amending the Platinum Investor Variable Annuity Prospectus for the purpose of reflecting that the Ayco Large Cap Growth Fund I is available as a Series under the Contracts.

 . On page 1, delete the asterisk from the "Ayco Large Cap Growth Fund I" name that appears in the list of mutual fund Series. In addition, delete the footnote to which the asterisk refers.

 . On page 9, in the table entitled The Series' Annual Expenses/1/ (as a percentage of average net assets), the information in the table related only to the Ayco Large Cap Growth Fund I is deleted in its entirety and replaced with the following:

                                     Management                          Other                    Annual Expenses
                                     Fees After                          Expenses                 After
                                     Expense               12b-1         After Expense            Expense
Series                               Reimbursement         Fees          Reimbursement            Reimbursement
------                               -------------         -----         -------------            ---------------
Ayco Large Cap Growth Fund I/2/..........0.80%...............................0.20%.....................1.00%

 . On page 9, delete footnote number two in its entirety and replace it with the following:

   "/2/Fees and charges for Ayco Large Cap Growth Fund I are for fiscal year 2000 and are the fees and charges that the Series anticipates it will charge."

 . On page 20, under SEPARATE ACCOUNT D, delete the second sentence of the first paragraph and replace it with the following:

   "The Separate Account has 93 Divisions, 41 of which are available under the Contracts offered by this Prospectus."

 . On pages 20 and 21, under THE SERIES, delete the first three paragraphs and replace them with the following:

   "The Separate Account has 41 Divisions funding the variable benefits under the Contracts. These Divisions invest in nineteen separate Series of mutual funds.

   The mutual funds offer shares of their Series without sales charges, exclusively to insurance company variable annuity and variable life separate accounts and not directly to the public. The mutual funds, other than North American Funds Variable Product Series I (formerly known as American General Series Portfolio Company), also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL."